Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Feb. 18, 2019	Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	WELLS FARGO & COMPANY/MN
Entity Central Index Key	0000072971
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Common Stock, Shares Outstanding		4,549,421,815
Entity Public Float			$ 268,200
Entity Shell Company	false